Intangible Assets (Details Textual) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Intangible Assets (Textual)
Identifiable intangible assets		$ 2,117,000	$ 2,117,000
Weighted average estimated useful life			3 years 3 months 19 days
Amortization expense	$ 0	$ 238,156	$ 496,907